Goodwill and other intangibles - Changes to balance and allocations of goodwill in acquisitions (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)
Reconciliation of changes in goodwill [abstract]
Balance at beginning of the year	R 8,241		R 7,727	R 7,165
Goodwill on acquisition of subsidiaries	0		23	0
Impairment	(8,435)		0	0
Foreign currency translation	693		491	562
Carrying value at end of the year1	499		8,241	7,727	R 7,165
Other intangibles
Balance at beginning of the year	81		0
Impairment	86		0	0
Balance at end of the year	3		81	0
Total goodwill and other intangibles	502		8,322	7,727
Cost
Other intangibles
Balance at beginning of the year	86		0	0
Intangible assets acquired on acquisition of subsidiaries	0		83	0
Foreign currency translation	12		3	0
Balance at end of the year	98		86	0	0
Accumulated amortisation and impairment
Other intangibles
Balance at beginning of the year	(5)		0	0
Impairment	(86)		0	0
Charge for the year	4		5	0
Balance at end of the year	(95)		R (5)	R 0	0
SFA Oxford Limited
Reconciliation of changes in goodwill [abstract]
Balance at beginning of the year					123
Carrying value at end of the year1	63
SFA Oxford Limited | SGL corporate
Reconciliation of changes in goodwill [abstract]
Balance at beginning of the year					60
Impairment	(60)
SFA Oxford Limited | Rustenburg operation
Reconciliation of changes in goodwill [abstract]
Balance at beginning of the year					44
SFA Oxford Limited | Kroondal
Reconciliation of changes in goodwill [abstract]
Balance at beginning of the year					18
Qinisele Resources
Reconciliation of changes in goodwill [abstract]
Goodwill on acquisition of subsidiaries					54
Cooke Acquisition
Reconciliation of changes in goodwill [abstract]
Goodwill on acquisition of subsidiaries					R 737
Aquarius Acquisition
Reconciliation of changes in goodwill [abstract]
Carrying value at end of the year1	401
Aquarius Acquisition | Rustenburg operation
Reconciliation of changes in goodwill [abstract]
Goodwill on acquisition of subsidiaries	267
Aquarius Acquisition | Kroondal
Reconciliation of changes in goodwill [abstract]
Goodwill on acquisition of subsidiaries	134
Stillwater Mining Company
Reconciliation of changes in goodwill [abstract]
Impairment	(8,352)
Carrying value at end of the year1	5,874	$ 450
NCI of DRDGOLD
Reconciliation of changes in goodwill [abstract]
Carrying value at end of the year1	35
Sandouville
Reconciliation of changes in goodwill [abstract]
Carrying value at end of the year1	R 23